UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1)

Date of Report (Date of earliest event reported): September 11, 2017

CHASE BANK USA, NATIONAL ASSOCIATION1

(Exact name of securitizer as specified in its charter)

000-19191, 333-145109-04, 333-192048	0000869090
(Commission File Numbers of securitizer)	(Central Index Key Number of securitizer)

Patricia M. Garvey, Executive Director, (302) 282-6545

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1	Chase Bank USA, National Association, as securitizer, is filing this Form ABS-15G for the following affiliated entity: Chase Credit Card Master Trust (Central Index Key Number 0001004988).

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Chase Bank USA, National Association, as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entity: Chase Credit Card Master Trust (the “Trust”). August 15, 2017 was the date of the last payment on the last asset-backed security of the Trust that was issued by the Trust, the Securitizer or an affiliate of the Securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CHASE BANK USA, NATIONAL ASSOCIATION (Securitizer)

By:	/s/ Patricia M. Garvey
	Name:	Patricia M. Garvey
	Title:	Executive Director

Date: September 11, 2017